Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate-Term Municipals Fund
Class Name	Class A
Trading Symbol	SBLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Class A shares of Western Asset Intermediate-Term Municipals Fund returned 1.62%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 1.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within multiple sectors, led by transportation, power, leasing and special tax obligation.
↑	Overweight to industrial revenue.
↑	Overweight to lower investment-grade securities.

Top detractors from performance:
↓	Underweight to housing as the sector outperformed during the reporting period.
↓	Overweight duration position.
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures to manage interest rate risk, which was a net detractor from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	10 Year
Class A	1.62	1.85	1.81
Class A (with sales charge)	-0.67	1.39	1.59
Bloomberg Municipal Bond Index	1.22	1.07	2.13
Bloomberg Municipal 1-15 Year Index	1.57	1.26	1.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,887,593,486
Holdings Count | $ / shares	578	[1]
Advisory Fees Paid, Amount	$ 7,447,056
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,887,593,486
Total Number of Portfolio Holdings*	578
Total Management Fee Paid	$7,447,056
Portfolio Turnover Rate	10%
[1]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate-Term Municipals Fund
Class Name	Class C
Trading Symbol	SMLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$127	1.26%
[2]
Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Class C shares of Western Asset Intermediate-Term Municipals Fund returned 1.19%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 1.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within multiple sectors, led by transportation, power, leasing and special tax obligation.
↑	Overweight to industrial revenue.
↑	Overweight to lower investment-grade securities.

Top detractors from performance:
↓	Underweight to housing as the sector outperformed during the reporting period.
↓	Overweight duration position.
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures to manage interest rate risk, which was a net detractor from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	10 Year
Class C	1.19	1.28	1.24
Bloomberg Municipal Bond Index	1.22	1.07	2.13
Bloomberg Municipal 1-15 Year Index	1.57	1.26	1.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,887,593,486
Holdings Count | $ / shares	578	[3]
Advisory Fees Paid, Amount	$ 7,447,056
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,887,593,486
Total Number of Portfolio Holdings*	578
Total Management Fee Paid	$7,447,056
Portfolio Turnover Rate	10%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate-Term Municipals Fund
Class Name	Class I
Trading Symbol	SBTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$50	0.50%
[4]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Class I shares of Western Asset Intermediate-Term Municipals Fund returned 1.79%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 1.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within multiple sectors, led by transportation, power, leasing and special tax obligation.
↑	Overweight to industrial revenue.
↑	Overweight to lower investment-grade securities.

Top detractors from performance:
↓	Underweight to housing as the sector outperformed during the reporting period.
↓	Overweight duration position.
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures to manage interest rate risk, which was a net detractor from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	10 Year
Class I	1.79	2.01	1.99
Bloomberg Municipal Bond Index	1.22	1.07	2.13
Bloomberg Municipal 1-15 Year Index	1.57	1.26	1.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,887,593,486
Holdings Count | $ / shares	578	[5]
Advisory Fees Paid, Amount	$ 7,447,056
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,887,593,486
Total Number of Portfolio Holdings*	578
Total Management Fee Paid	$7,447,056
Portfolio Turnover Rate	10%
[5]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate-Term Municipals Fund
Class Name	Class IS
Trading Symbol	SMLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$45	0.45%
[6]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Class IS shares of Western Asset Intermediate-Term Municipals Fund returned 2.01%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 1.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within multiple sectors, led by transportation, power, leasing and special tax obligation.
↑	Overweight to industrial revenue.
↑	Overweight to lower investment-grade securities.

Top detractors from performance:
↓	Underweight to housing as the sector outperformed during the reporting period.
↓	Overweight duration position.
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures to manage interest rate risk, which was a net detractor from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (9/18/2018)
Class IS	2.01	2.10	2.23
Bloomberg Municipal Bond Index	1.22	1.07	2.12
Bloomberg Municipal 1-15 Year Index	1.57	1.26	2.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,887,593,486
Holdings Count | $ / shares	578	[7]
Advisory Fees Paid, Amount	$ 7,447,056
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$1,887,593,486
Total Number of Portfolio Holdings*	578
Total Management Fee Paid	$7,447,056
Portfolio Turnover Rate	10%
[7]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[7]
*	Does not include derivatives, except purchased options, if any.